Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Treasury Shares	Other Capital Reserve	Retained Earnings (Accumulated Deficit)	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2022	€ 2,357,818	€ 182,721	€ 1,894,384			€ 150,954	€ 129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit (loss)	(9,187)					(9,187)
Other comprehensive income (loss)	(81,704)						(81,704)
Total comprehensive income (loss)	(90,891)					(9,187)	(81,704)
Equity at end of period at Dec. 31, 2022	2,266,928	€ 182,721	1,894,384			141,768	48,055
Number of units or Shares outstanding at Dec. 31, 2022		182,721,369
Equity at beginning of period at Sep. 30, 2023	2,400,589	€ 182,721	1,894,384		€ 65,394	225,976	32,458	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit (loss)	(7,154)					(7,154)
Other comprehensive income (loss)	(38,577)						(37,616)	(961)
Total comprehensive income (loss)	(45,731)					(7,154)	(37,616)	(961)
Equity-settled share-based compensation expense	3,591				3,591
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of TRA	(343,645)			€ (343,645)
Shares re-purchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,126		447,126
Issuance of share capital, net (of transaction costs), shares		10,752,688
Equity at end of period at Dec. 31, 2023	€ 2,461,930		€ 2,524,231	€ (343,645)	€ 68,985	€ 218,822	€ (5,158)	€ (1,306)
Number of units or Shares outstanding at Dec. 31, 2023		187,825,592